UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number 811-4258

Value Line Convertible Fund, Inc.

(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y. 10017

(Address of principal executive offices) (Zip Code)

Registrant’s telephone number, including area code: 212-907-1500

Date of fiscal year end: April 30, 2008

Date of reporting period: October 31, 2007

Item I. Reports to Stockholders.

INVESTMENT ADVISER	Value Line, Inc. 220 East 42nd Street New York, NY 10017-5891

DISTRIBUTOR	Value Line Securities, Inc. 220 East 42nd Street New York, NY 10017-5891

CUSTODIAN BANK	State Street Bank and Trust Co. 225 Franklin Street Boston, MA 02110

SHAREHOLDER SERVICING AGENT	State Street Bank and Trust Co. c/o BFDS P.O. Box 219729 Kansas City, MO 64121-9729

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP 300 Madison Avenue New York, NY 10017

LEGAL COUNSEL	Peter D. Lowenstein, Esq. 496 Valley Road Cos Cob, CT 06807

DIRECTORS	Jean Bernhard Buttner John W. Chandler Frances T. Newton Francis C. Oakley David H. Porter Paul Craig Roberts Nancy-Beth Sheerr

OFFICERS
Jean Bernhard Buttner
Chairman and President
David T. Henigson
Vice President,
Secretary and Chief
Compliance Officer
Stephen R. Anastasio
Treasurer
Howard A. Brecher
Assistant Secretary/
Assistant Treasurer

This unaudited report is issued for information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).

#540346

SEMI-ANNUAL REPORT

October 31, 2007

Value Line
Convertible
Fund, Inc.

Value Line Convertible Fund, Inc.

To Our Value Line

To Our Shareholders:

For the six-month period ended October 31, 2007, your Fund returned 7.04%, outperforming its benchmark, the S&P 500 Index, which returned 5.49%(1).

There were several reasons for the Fund’s outperformance. It was overweighted in convertibles of energy companies, which significantly outperformed other sectors. In addition, the Fund was overweighted in issues of commodity producers that experienced strong price appreciation. Finally, the Fund had almost no exposure to the weakest sectors, financials and housing, and a very small position in the convertibles of retailers, which underperformed most sectors.

The period was dominated by a global credit crisis stemming from major weakness in the sub-prime mortgage market. Banks and other financial institutions experienced major losses. This added further pressure to the housing sector, which had already been in decline. The result was great volatility within the equity markets, which caused volatility among convertibles. Stocks and convertibles of financial institutions and housing market participants were the hardest hit. As was mentioned, The Fund’s lack of exposure to financial institutions as well as issues within the housing sector helped the Fund to weather this volatility well.

Looking ahead, the U.S appears to be entering a period of unusually slow economic growth. Equity markets could struggle in this environment. Convertibles, which depend upon the performance of equities, could be in for a more difficult period. The Fund has reduced its exposure to convertibles of cyclical companies, which would be hurt the most by an economic slowdown.

Our current strategy is to favor those convertible issues in which profits will hold up best in a slowing economic environment. We will continue to favor convertibles that contain reasonable valuations as well as solid fundamentals and good credit quality.

As always, your confidence in Value Line is appreciated and we look forward to serving your future investment needs.

Sincerely,

Jean Bernhard Buttner
Chairman and President

December 5, 2007

(1)	The Standard & Poor’s 500 Index consists of 500 stocks which are traded on the New York Stock Exchange, American Stock Exchange and the NASDAQ National Market System and is representative of the broad stock market. This is an unmanaged index and does not reflect charges, expenses or taxes, and it is not possible to directly invest in this index.

Value Line Convertible Fund, Inc.

Convertible Fund Shareholders

Economic Observations

The U.S. economy struggled early in the year, posting a first-quarter gross domestic product increase of a scant 0.6%. Then, the combination of a sharp jump in inventory investment, a surge in export demand, and gains in government spending and nonresidential construction helped to offset a further plunge in housing demand to produce GDP increases of 3.8% and 4.9% in the second and third quarters, respectively. However, that stepup in growth is proving unsustainable. Indeed, we see sufficient signs, in the form of accelerating weakness along the housing front and some emerging softness on the industrial side, to suggest that GDP growth will ease to less than 2% in the current quarter. Little improvement is likely in 2008, with growth perhaps averaging 2%, or so. The odds of a recession, albeit probably still less than 50%, are increasing.

In fact, even this modest pace of business improvement assumes that there will be no exogenous shocks to the system, such as a worsening of the situation in the Middle East or a further surge in oil prices. Either of these events would prove disruptive to the economy and probably bring on a recession.

Inflation, meantime, remains under control for the most part, thanks to generally stable labor costs and increasing levels of productivity growth (i.e., labor cost efficiency). Adequate supplies of raw materials are also helping keep the costs of production from undue escalation. We caution, though, that as the pace of economic growth accelerates after 2008, some increase in pricing pressures may emerge. Absent a stronger long-term business expansion than we now forecast, or a significant ratcheting up in oil prices, inflation should be held in check through the beginning of the next decade. Longer-term interest rates, which are heavily influenced by inflationary expectations, should remain in a relatively narrow range over that time period.

Value Line Convertible Fund, Inc.

FUND EXPENSES (unaudited):

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2007 through October 31, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

	Beginning account value 5/1/07	Ending account value 10/31/07	Expenses* paid during period 5/1/07 thru 10/31/07
Actual	$1,000.00	$1,070.40	$5.93
Hypothetical (5% return before expenses)	$1,000.00	$1,019.41	$5.79

*	Expenses are equal to the Fund’s annualized expense ratio of 1.14% multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half period. This expense ratio may differ from the expense ratio shown in the Financial Highlights.

Value Line Convertible Fund, Inc.

Portfolio Highlights at October 31, 2007 (unaudited)

Ten Largest Holdings

Issue	Principal Amount or Shares	Value	Percentage of Net Assets
Entergy Corp., 7.63%, Pfd.	8,000	$578,000	1.7%
Fisher Scientific International, Inc., 3.25%, 3/1/24	$350,000	$555,187	1.6%
L-3 Communications Corp., 3.00%, 8/1/35	$450,000	$544,500	1.6%
Alliant Techsystems, Inc., 2.75%, 2/15/24	$350,000	$505,750	1.5%
EMC Corp., 1.75%, 12/1/11	$300,000	$504,750	1.5%
Cameron International Corp., 1.50%, 5/15/24	$150,000	$425,437	1.2%
Walt Disney Co. (The), 2.13%, 4/15/23	$350,000	$423,937	1.2%
Tyco International Group S.A., 3.13%, 1/15/23	$200,000	$408,500	1.2%
Agere Systems, Inc., 6.50%, 12/15/09	$400,000	$405,500	1.2%
MetLife, Inc., 6.38%, Pfd.	12,000	$403,500	1.2%

Asset Allocation — Percentage of Net Assets

Sector Weightings — Percentage of Total Investment Securities

Value Line Convertible Fund, Inc.

Schedule of Investments (unaudited)

Principal Amount		Value
CONVERTIBLE CORPORATE BONDS & NOTES (65.3%)
	ADVERTISING (0.3%)
$100,000	Interpublic Group of Companies, Inc. (The) 4.50%, 3/15/23	$107,000
	AEROSPACE/DEFENSE (5.3%)
100,000	AAR Corp. 1.75%, 2/1/26	124,875
350,000	Alliant Techsystems, Inc. 2.75%, 2/15/24	505,750
450,000	L-3 Communications Corp. 3.00%, 8/1/35	544,500
250,000	Lockheed Martin Corp. 5.31%, 8/15/33(1)	383,875
200,000	Orbital Sciences Corp. Senior Subordinated Notes, 2.44%, 1/15/27	249,250
		1,808,250
	AIR TRANSPORT (0.4%)
150,000	JetBlue Airways Corp. 3.75%, 3/15/35	137,813
	AUTO & TRUCK (0.3%)
100,000	United Auto Group, Inc. Senior Subordinated Notes, 3.50%, 4/1/26	111,875
	BIOTECHNOLOGY (1.1%)
50,000	Amgen, Inc. 0.13%, 2/1/11	47,688
200,000	Amgen, Inc. Senior Notes, 0.38%, 2/1/13	187,250
150,000	Invitrogen Corp. Senior Notes, 1.50%, 2/15/24	156,562
		391,500
	COAL (0.9%)
250,000	Peabody Energy Corp. 4.75%, 12/15/66	291,250
	COMPUTER & PERIPHERALS (1.8%)
300,000	EMC Corp. Senior Notes, 1.75%, 12/1/11	504,750
100,000	Synaptics, Inc. Senior Subordinated Notes, 0.75%, 12/1/24	122,500
		627,250
	COMPUTER SOFTWARE & SERVICES (1.9%)
$350,000	Electronic Data Systems Corp. 3.88%, 7/15/23	$350,437
100,000	L-1 Identity Solutions, Inc. Senior Notes, 3.75%, 5/15/27	99,125
150,000	Sybase, Inc. Subordinated Notes, 1.75%, 2/22/25	184,875
		634,437
	DIVERSIFIED COMPANIES (1.9%)
200,000	Danaher Corp. 0.0% 1/22/21(2)	249,000
200,000	Tyco International Group S.A. Senior Debentures Ser. B, 3.13%, 1/15/23	408,500
		657,500
	DRUG (8.1%)
200,000	Allergan, Inc. 1.50%, 4/1/26	239,000
250,000	Bristol-Myers Squibb Co. 5.19%, 9/15/23(1)	248,200
150,000	CV Therapeutics, Inc. Senior Subordinated Notes, 3.25%, 8/16/13	124,125
150,000	Genzyme Corp. 1.25%, 12/1/23	174,188
200,000	Gilead Sciences, Inc. Senior Notes, 0.63%, 5/1/13	265,500
200,000	Medicis Pharmaceutical Corp. Contingent Senior Notes, 1.50%, 6/4/33	198,750
200,000	MGI Pharma, Inc. Senior Subordinated Notes, 1.68%, 3/2/24(3)	164,250
150,000	OSI Pharmaceuticals, Inc. 3.25%, 9/8/23	153,750
150,000	Sciele Pharma, Inc. Contingent Senior Notes, 2.63%, 5/15/27	164,063
250,000	Teva Pharmaceutical Finance LLC Series A, 0.50%, 2/1/24	303,437
250,000	Valeant Pharmaceuticals International 4.00%, 11/15/13	221,562
200,000	Watson Pharmaceuticals, Inc. Senior Debentures Contingent, 1.75%, 3/15/23	193,250
300,000	Wyeth 4.89%, 1/15/24(4)	320,178
		2,770,253

See Notes to Financial Statements.

Value Line Convertible Fund, Inc.

October 31, 2007

Principal Amount		Value
	E-COMMERCE (1.0%)
$300,000	Informatica Corp. Senior Notes, 3.00%, 3/15/26	$329,625
	ELECTRICAL EQUIPMENT (0.8%)
150,000	GrafTech International Ltd. Senior Notes, 1.63%, 1/15/24	184,688
100,000	WESCO International, Inc. 1.75%, 11/15/26	86,000
		270,688
	ELECTRONICS (2.7%)
200,000	Avnet, Inc. 2.00%, 3/15/34	265,250
200,000	CTS Corp. Senior Subordinated Notes, 2.13%, 5/1/24	199,000
250,000	Flextronics International Ltd. Subordinated Notes, 1.00%, 8/1/10	249,687
200,000	Vishay Intertechnology, Inc. 3.63%, 8/1/23	200,750
		914,687
	ENTERTAINMENT (3.0%)
200,000	Liberty Media Corp. (convertible into Time Warner, Inc. common) 0.75%, 3/30/23	218,500
400,000	Sinclair Broadcast Group, Inc. 6.00%, 9/15/12	375,000
350,000	Walt Disney Co. (The) 2.13%, 4/15/23	423,937
		1,017,437
	ENTERTAINMENT TECHNOLOGY (0.6%)
150,000	Scientific Games Corp. 0.75%, 12/1/24(3)	198,188
	ENVIRONMENTAL (2.2%)
200,000	Allied Waste North America, Inc. 4.25%, 4/15/34	189,750
250,000	Covanta Holding Corp. Senior Debentures, 1.00%, 2/1/27	275,625
250,000	Waste Connections, Inc. Senior Notes, 3.75%, 4/1/26	290,625
		756,000
	FINANCIAL SERVICES — DIVERSIFIED (1.6%)
$200,000	Financial Federal Corp. 2.00%, 4/15/34	$210,750
300,000	Merrill Lynch & Co., Inc. 0.0% 3/13/32(2)	333,630
		544,380
	HEALTH CARE INFORMATION SYSTEMS (0.8%)
300,000	Incyte Corp. 3.50%, 2/15/11	283,875
	HOUSEHOLD PRODUCTS (0.7%)
150,000	Church & Dwight Company, Inc. 5.25%, 8/15/33	233,063
	INDUSTRIAL SERVICES (1.3%)
150,000	Amdocs Ltd. 0.50%, 3/15/24	154,125
100,000	Quanta Services, Inc. 4.50%, 10/1/23	300,375
		454,500
	INSURANCE — LIFE (0.9%)
300,000	Prudential Financial, Inc. Senior Notes, 3.30%, 12/12/36(1)	306,855
	MACHINERY (2.1%)
100,000	Actuant Corp. Senior Subordinated Debentures, 2.00%, 11/15/23	176,625
200,000	AGCO Corp. Senior Subordinated Notes, 1.25%, 12/15/36	321,250
250,000	Roper Industries, Inc. 1.48%, 1/15/34(3)	222,187
		720,062
	MANUFACTURED HOUSING/RECREATIONAL VEHICLE (0.8%)
250,000	Fleetwood Enterprises, Inc. Senior Subordinated Debentures, 5.00%, 12/15/23	259,688

See Notes to Financial Statements.

Value Line Convertible Fund, Inc.

Schedule of Investments (unaudited)

Principal Amount		Value
	MEDICAL SERVICES (2.1%)
$200,000	Apria Healthcare Group, Inc. Senior Notes, 3.38%, 9/1/33	$202,750
100,000	Laboratory Corporation of America Holdings Subordinated Notes, 0.0% 9/11/21(2)	93,125
300,000	Lincare Holdings, Inc. 3.00%, 6/15/33	296,625
100,000	PSS World Medical, Inc. 2.25%, 3/15/24	123,875
		716,375
	MEDICAL SUPPLIES (4.0%)
300,000	ALZA Corp. 0.0% 7/28/20(2)	268,500
200,000	Edwards Lifesciences Corp. 3.88%, 5/15/33	205,750
350,000	Fisher Scientific International, Inc. Senior Subordinated Notes, 3.25%, 3/1/24	555,187
250,000	Medtronic, Inc. 1.50%, 4/15/11	257,813
100,000	Thoratec Corp. Subordinated Notes, 1.38%, 5/16/34(3)	69,000
		1,356,250
	METALS FABRICATING (0.6%)
200,000	Trinity Industries, Inc. Subordinated Notes, 3.88%, 6/1/36	204,250
	OILFIELD SERVICES/EQUIPMENT (3.9%)
150,000	Cameron International Corp. 1.50%, 5/15/24	425,437
100,000	Diamond Offshore Drilling, Inc. 1.50%, 4/15/31	230,000
250,000	Hornbeck Offshore Services, Inc. 1.63%, 11/15/26(3)	259,925
100,000	Pride International, Inc. 3.25%, 5/1/33	146,750
100,000	Schlumberger Ltd. Series A, 1.50%, 6/1/23	266,500
		1,328,612
	PETROLEUM — INTEGRATED (0.6%)
$200,000	McMoRan Exploration Co. 5.25%, 10/6/11	$212,000
	PRECISION INSTRUMENT (0.3%)
100,000	FEI Co. Subordinated Notes, 0.0% 6/15/23(2)	113,250
	R.E.I.T. (1.3%)
100,000	Host Hotels & Resorts, Inc. Exchangeable Senior Debentures, 2.63%, 4/15/27(5)	92,250
350,000	Vornado Realty Trust Senior Notes, 3.63%, 11/15/26	350,000
		442,250
	RECREATION (0.6%)
150,000	Carnival Corp. 0.0% 10/24/21(2)	120,563
100,000	Carnival Corp. Guaranteed Senior Debentures, 1.13%, 4/29/33(3)	68,375
		188,938
	RETAIL — SPECIAL LINES (0.7%)
200,000	Dick’s Sporting Goods, Inc. 1.61%, 2/18/24(3)	235,250
	SEMICONDUCTOR (4.3%)
150,000	Advanced Micro Devices, Inc. Senior Notes, 6.00%, 5/1/15	132,937
250,000	Bell Microproducts, Inc. Subordinated Notes, Ser. B, 3.75%, 3/5/24	217,500
350,000	Fairchild Semiconductor International, Inc. 5.00%, 11/1/08	346,500
300,000	Intel Corp. Jr. Subordinated Debentures, 2.95%, 12/15/35	327,375
200,000	LSI Corp. 4.00%, 5/15/10	191,000
100,000	ON Semiconductor Corp. Senior Subordinated Notes, 2.63%, 12/15/26	120,375
150,000	Xilinx, Inc. Jr. Subordinated Debentures, 3.13%, 3/15/37	141,375
		1,477,062

See Notes to Financial Statements.

Value Line Convertible Fund, Inc.

October 31, 2007

Principal Amount		Value
	TELECOMMUNICATION SERVICES (2.0%)
$150,000	Equinix, Inc. Subordinated Notes, 2.50%, 4/15/12	$181,688
200,000	NII Holdings, Inc. Senior Notes, 2.75%, 8/15/25	273,750
150,000	Time Warner Telecom, Inc. Senior Debentures, 2.38%, 4/1/26	210,187
		665,625
	TELECOMMUNICATIONS EQUIPMENT (2.8%)
400,000	Agere Systems, Inc. 6.50%, 12/15/09	405,500
200,000	Anixter International, Inc. 0.0% 7/7/33(2)	218,250
150,000	Ciena Corp. Senior Notes, 0.25%, 5/1/13	197,250
150,000	Lucent Technologies, Inc. Series A 2.88%, 6/15/23	143,250
		964,250
	TRUCKING (0.5%)
150,000	YRC Worldwide, Inc. Contingent Senior Notes, 5.00%, 8/8/23	157,313
	WIRELESS NETWORKING (1.1%)
150,000	Itron, Inc. Senior Subordinated Notes, 2.50%, 8/1/26	263,062
100,000	SBA Communications Corp. Senior Notes, 0.38%, 12/1/10	115,625
		378,687
	TOTAL CONVERTIBLE CORPORATE BONDS & NOTES (Cost $20,248,347)	22,266,288

Shares
CONVERTIBLE PREFERRED STOCK (17.5%)
	AUTO & TRUCK (0.9%)
8,000	Ford Motor Company Capital Trust II 6.50%, Pfd.	311,000
	CHEMICAL — DIVERSIFIED (1.2%)
6,000	Celanese Corp. 4.25%, Pfd.	322,500
2,000	Huntsman Corp. 5.00%, Pfd.	97,500
		420,000

Shares		Value
	ELECTRICAL UTILITY — CENTRAL (1.7%)
8,000	Entergy Corp. 7.63%, Pfd.	$578,000
	FINANCIAL SERVICES — DIVERSIFIED (1.4%)
3	Federal National Mortgage Association 5.38%, Pfd.(5)	294,633
4,000	Lazard Ltd. 6.63%, Pfd.	169,000
		463,633
	FOOD PROCESSING (0.4%)
1,000	Bunge Ltd. 4.88%, Pfd.	142,875
	INSURANCE — LIFE (1.6%)
12,000	MetLife, Inc. 6.38%, Pfd.	403,500
2,000	Reinsurance Group of America, Inc. 5.75%, Pfd.	145,000
		548,500
	INSURANCE — PROPERTY & CASUALTY (0.1%)
1,000	XL Capital Ltd. 7.00%, Pfd.	25,450
	MACHINERY (0.2%)
1,317	United Rentals Trust I 6.50%, Pfd.	65,192
	METALS & MINING DIVERSIFIED (2.3%)
150	Freeport-McMoRan Copper & Gold, Inc. 5.50%, Pfd.	381,300
1,000	Freeport-McMoRan Copper & Gold, Inc. 6.75%, Pfd.	170,560
3,000	Vale Capital Ltd. Guaranteed Notes Ser. RIO, 5.50%, Pfd.	219,660
		771,520
	NATURAL GAS — DIVERSIFIED (1.9%)
200	El Paso Corp. 4.99%, Pfd.	290,675
2,000	Williams Companies, Inc. (The) 5.50%, Pfd.	342,000
		632,675
	OILFIELD SERVICES/EQUIPMENT (0.9%)
5,000	Bristow Group, Inc. 5.50%, Pfd.	315,625
	PACKAGING & CONTAINER (1.0%)
7,000	Owens-Illinois, Inc. 4.75%, Pfd.	330,750

See Notes to Financial Statements.

Value Line Convertible Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
	PETROLEUM — PRODUCING (0.9%)
3,000	Chesapeake Energy Corp. 4.50%, Pfd.	$324,375
	POWER (1.5%)
3,000	AES Trust III 6.75%, Pfd.	148,980
150	NRG Energy, Inc. 4.00%, Pfd.	349,856
		498,836
	R.E.I.T. (0.5%)
2,000	Simon Property Group, Inc. 6.00%, Pfd.	169,000
	TELECOMMUNICATIONS EQUIPMENT (0.8%)
300	Lucent Technologies Capital Trust I, 7.75%, Pfd.	289,875
	THRIFT (0.2%)
2,000	Sovereign Cap Trust IV 4.38%, Pfd.	81,000
	TOTAL CONVERTIBLE PREFERRED STOCK (Cost $4,743,411)	5,968,306

COMMON STOCKS (12.7%)
	AEROSPACE/DEFENSE (0.9%)
1,000	Boeing Co. (The)	98,590
1,000	Goodrich Corp.	69,660
1,000	Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	59,640
1,000	Rockwell Collins, Inc.	74,810
		302,700
	APPAREL (0.1%)
1,000	Warnaco Group, Inc. (The) *	40,690
	CHEMICAL — BASIC (0.2%)
1,000	Agrium, Inc.	63,570
	CHEMICAL — DIVERSIFIED (0.3%)
1,000	Monsanto Co.	97,630
	CHEMICAL — SPECIALTY (0.2%)
1,000	Ceradyne, Inc. *	68,410
	COMPUTER & PERIPHERALS (0.4%)
2,000	Hewlett-Packard Co.	$103,360
1,000	Synaptics, Inc. *	54,350
		157,710
	COMPUTER SOFTWARE & SERVICES (0.5%)
2,000	DST Systems, Inc. *	169,420
	DIVERSIFIED COMPANIES (0.7%)
2,000	Barnes Group, Inc.	73,460
1,000	Honeywell International, Inc.	60,410
1,000	SPX Corp.	101,300
		235,170
	DRUG (0.9%)
2,000	Celgene Corp. *	132,000
1,000	Forest Laboratories, Inc. *	39,070
4,226	Schering-Plough Corp.	128,962
		300,032
	E-COMMERCE (0.1%)
1,000	Overstock.com, Inc. *	39,130
	EDUCATIONAL SERVICES (0.4%)
1,000	ITT Educational Services, Inc. *	127,190
	ELECTRICAL EQUIPMENT (0.6%)
2,000	General Cable Corp. *	143,980
1,000	Rockwell Automation, Inc.	68,880
		212,860
	ELECTRICAL UTILITY — CENTRAL (0.0%)
—	Aquila, Inc. *	2
	FINANCIAL SERVICES — DIVERSIFIED (0.4%)
1,000	Affiliated Managers Group, Inc. *	131,550
	HEALTH CARE INFORMATION SYSTEMS (0.2%)
1,000	Cerner Corp. *	59,560
	HOME APPLIANCES (0.2%)
1,000	Toro Co. (The)	55,660
	HOTEL/GAMING (0.2%)
1,000	Vail Resorts, Inc. *	60,690

See Notes to Financial Statements.

Value Line Convertible Fund, Inc.

October 31, 2007

Shares		Value
	INDUSTRIAL SERVICES (0.4%)
2,000	FTI Consulting, Inc. *	$108,600
1,000	Quanta Services, Inc. *	33,000
		141,600
	INSURANCE — PROPERTY & CASUALTY (0.2%)
1,000	RLI Corp.	58,170
	MACHINERY (0.5%)
1,000	Cummins, Inc.	119,960
1,000	Kaydon Corp.	53,790
		173,750
	MARITIME (0.2%)
1,000	Astec Industries, Inc. *	45,320
1,000	Zoltek Companies, Inc. *	44,250
		89,570
	MEDICAL SUPPLIES (0.6%)
3,000	Affymetrix, Inc. *	76,380
1,000	Inverness Medical Innovations, Inc. *	60,090
1,000	Kinetic Concepts, Inc. *	60,100
		196,570
	NATURAL GAS — DIVERSIFIED (0.3%)
1,000	Devon Energy Corp.	93,400
	OILFIELD SERVICES/EQUIPMENT (0.7%)
1,000	GlobalSantaFe Corp.	81,030
1,000	Schlumberger Ltd.	96,570
1,000	Weatherford International Ltd. *	64,910
		242,510
	PAPER & FOREST PRODUCTS (0.1%)
1,000	Koppers Holdings, Inc.	44,800
	PETROLEUM — INTEGRATED (0.9%)
1,000	Chevron Corp.	91,510
1,491	Hess Corp.	106,770
2,000	Marathon Oil Corp.	118,260
		316,540
	POWER (0.2%)
500	SunPower Corp. Class A *	$63,230
	PRECISION INSTRUMENT (0.2%)
1,000	Triumph Group, Inc.	79,620
	R.E.I.T. (0.2%)
1,222	Starwood Hotels & Resorts Worldwide, Inc.	69,483
	RAILROAD (0.3%)
1,000	CSX Corp.	44,770
1,000	Norfolk Southern Corp.	51,650
		96,420
	RETAIL — SPECIAL LINES (0.1%)
1,000	Zumiez, Inc. *	41,860
	RETAIL STORE (0.2%)
1,000	Costco Wholesale Corp.	67,260
	SEMICONDUCTOR (0.1%)
2,000	ANADIGICS, Inc. *	29,500
	TELECOMMUNICATION SERVICES (0.5%)
1,000	BT Group PLC ADR	68,090
1,000	Telefonica S.A. ADR	99,450
		167,540
	TELECOMMUNICATIONS EQUIPMENT (0.5%)
1,000	Anixter International, Inc. *	71,850
1,000	CommScope, Inc. *	47,170
1,000	Comtech Telecommunications Corp. *	54,250
		173,270
	TOILETRIES & COSMETICS (0.2%)
1,000	Chattem, Inc. *	74,300
	TOTAL COMMON STOCKS (Cost $3,791,502)	4,341,367
	TOTAL INVESTMENT SECURITIES (95.5%) (Cost $28,783,260)	32,575,961

See Notes to Financial Statements.

Value Line Convertible Fund, Inc.

Schedule of Investments (unaudited)                                   October 31, 2007

Principal Amount		Value
REPURCHASE AGREEMENTS (4.7%)
$1,600,000	With Morgan Stanley, 4.40%, dated 10/31/07, due 11/1/07, delivery value $1,600,196 (collateralized by $1,200,000 U.S. Treasury Notes 9.25%, due 2/15/16, with a value of $1,623,163)	$1,600,000
	TOTAL REPURCHASE AGREEMENTS (Cost $1,600,000)	1,600,000

EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (–0.2%)		(80,883)

NET ASSETS (100%)		$34,095,078

NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($34,095,078 ÷ 2,362,834 shares outstanding)		$14.43

*	Non-income producing.
(1)	Rate at October 31, 2007. Floating rate changes quarterly.
(2)	Zero coupon bond.
(3)	Step Bond — The rate shown is as of October 31, 2007 and will reset at a future date.
(4)	Rate at October 31, 2007. Floating rate changes semi-annually.
(5)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
ADR	American Depositary Receipt

See Notes to Financial Statements.

Value Line Convertible Fund, Inc.

Statement of Assets and Liabilities
at October 31, 2007 (unaudited)

Assets
Investment securities, at value (Cost — $28,783,260)	$32,575,961
Repurchase agreements (Cost — $1,600,000)	1,600,000
Cash	73,342
Receivable for securities sold	580,072
Interest and dividends receivable	159,430
Prepaid expenses	7,691
Receivable for capital shares sold	606
Total Assets	34,997,102
Liabilities:
Payable for securities purchased	866,420
Payable for capital shares repurchased	15
Accrued expenses:
Advisory fee	17,933
Service and distribution plan fees	2,869
Directors’ fees and expenses	1,006
Other	13,781
Total Liabilities	902,024
Net Assets	$34,095,078
Net assets consist of:
Capital stock, at $1.00 par value (authorized 50,000,000, outstanding 2,362,834 shares)	$2,362,834
Additional paid-in capital	25,261,906
Undistributed net investment income	36,141
Accumulated net realized gain on investments	2,641,496
Net unrealized appreciation of investments and foreign currency translations	3,792,701
Net Assets	$34,095,078
Net Asset Value, Offering and Redemption Price per Outstanding Share ($34,095,078 ÷ 2,362,834 shares outstanding)	$14.43

Statement of Operations
for the Six Months Ended October 31, 2007 (unaudited)

Investment Income:
Interest	$304,238
Dividends (net of foreign withholding tax of $221)	166,493
Total Income	470,731
Expenses:
Advisory fee	126,493
Service and distribution plan fees	42,164
Custodian fees	20,051
Transfer agent fees	12,668
Registration and filing fees	12,016
Printing and postage	11,517
Auditing and legal fees	11,430
Insurance, dues and other	4,178
Directors’ fees and expenses	1,306
Total Expenses Before Custody Credits and Fees Waived	241,823
Less: Advisory Fee Waived	(21,082)
Less: Service and Distribution Plan Fees Waived	(25,299)
Less: Custody Credits	(3,210)
Net Expenses	192,232
Net Investment Income	278,499
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Exchange Transactions:
Net Realized Gain	1,741,695
Change in Net Unrealized Appreciation/(Depreciation) on Investments and Foreign Exchange Transactions	260,383
Net Realized Gain and Change in Net Unrealized Appreciation/(Depreciation) on Investments and Foreign Exchange Transactions	2,002,078
Increase in Net Assets from Operations	$2,280,577

See Notes to Financial Statements.

Value Line Convertible Fund, Inc.

Statement of Changes in Net Assets
for the Six Months Ended October 31, 2007 (unaudited) and for the Year Ended April 30, 2007

	Six Months Ended October 31, 2007 (unaudited)	Year Ended April 30, 2007
Operations:
Net investment income	$278,499	$747,362
Net realized gain on investments	1,741,695	2,123,296
Change in net unrealized appreciation/(depreciation)	260,383	273,778
Increase in net assets from operations	2,280,577	3,144,436
Distributions to Shareholders:
Net investment income	(319,356)	(861,012)
Capital Share Transactions:
Proceeds from sale of shares	370,989	4,653,638
Proceeds from reinvestment of dividends and distributions to shareholders	281,867	763,162
Cost of shares repurchased	(2,179,605)	(10,565,733)
Decrease in net assets from capital share transactions	(1,526,749)	(5,148,933)
Total Increase/(Decrease) in Net Assets	434,472	(2,865,509)
Net Assets:
Beginning of period	33,660,606	36,526,115
End of period	$34,095,078	$33,660,606
Undistributed net investment income, at end of period	$36,141	$76,998

See Notes to Financial Statements.

Value Line Convertible Fund, Inc.

Notes to Financial Statements (unaudited)                           October 31, 2007

1.	Significant Accounting Policies

Value Line Convertible Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose investment objective is to seek high current income together with capital appreciation. The Fund seeks to accomplish its objective by investing primarily in convertible securities.

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A)    Security Valuation.    Securities listed on a securities exchange are valued at the closing sales prices on the date as of which the net asset value is being determined. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. In the absence of closing sales prices for such securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term exceeds 60 days. Securities for which market quotations are not readily available or which are not readily marketable are valued at fair value as the Board of Directors may determine in good faith. In addition, the Fund may use the fair value of a security when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of a security due to factors affecting one or more relevant securities markets or the specific issuer.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the Fund’s financial statement disclosures.

(B)    Repurchase Agreements.    In connection with transactions in repurchase agreements, the Fund’s custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, it is the Fund’s policy to mark-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C)    Federal Income Taxes.    It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions available to regulated investment companies, as defined in applicable sections of the Internal Revenue Code, and to distribute all of its investment income and capital gains to shareholders. Therefore, no provision for federal income tax is required.

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a

Value Line Convertible Fund, Inc.

Notes to Financial Statement (unaudited)

particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. As of October 31, 2007, management has reviewed the tax positions for the tax years still subject to tax audit under the statute of limitations, evaluated the implication of FIN 48, and does not currently anticipate a material impact to the Fund’s financial statements.

(D)    Security Transactions and Distributions.     Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

(E)    Convertible Securities.    It is the Fund’s policy to invest a significant portion of its assets in convertible securities. The return provided by a convertible security is greatly influenced by the performance of the common stock for which it can be exchanged. However, factors such as coupon rate, yield to maturity, years to maturity and premium rates and investment value, which measures the convertible security’s degree of downside price protection, all can have a strong effect on the performance of the convertible security while having no influence on the performance of its underlying common stock. Therefore, convertible securities are not considered derivative financial instruments. In connection with transactions in convertible securities, when the Fund chooses to convert the securities into the underlying common stock at the designated conversion rate, there will be no gain or loss recognized upon conversion and the cost of the common stock will reflect the cost of the original convertible security.

(F)    Foreign Currency Translation.    The books and records of the Fund are maintained in U.S. dollars. Assets and liabilities which are denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. The Fund does not isolate changes in the value of investments caused by foreign exchange rate differences from the changes due to other circumstances.

Income and expenses are translated to U.S. dollars based upon the rates of exchange on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from currency fluctuations realized between the trade and settlement dates on securities transactions, the differences between the U.S. dollar amounts of dividends, interest, and foreign withholding taxes recorded by the Fund, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments, at the end of the fiscal period, resulting from changes in the exchange rates. The effect of the change in foreign exchange rates on the value of investments are included in realized gain/loss on investments and change in unrealized appreciation/depreciation on investments.

(G)    Representations and Indemnifications:    In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Value Line Convertible Fund, Inc.

 October 31, 2007

2.	Capital Share Transactions

Transactions in capital stock were as follows:

	Six Months Ended October 31, 2007 (unaudited)	Year Ended April 30, 2007
Shares sold	26,672	372,549
Shares issued in reinvestment of dividends and distributions	20,213	60,785
Shares repurchased	(157,073)	(816,841)
Net decrease	(110,188)	(383,507)
Dividends per share from net investment income	$0.1325	$0.3075

3.	Purchases and Sales of Securities

Purchases and sales of investment securities, excluding short-term securities, were as follows:

Six Months Ended October 31, 2007 (unaudited)
Purchases:
Investment securities	$18,486,502
Sales or Redemptions:
Investment securities	$19,623,487

4.	Income Taxes

At October 31, 2007, information on the tax components of capital is as follows:

Cost of investments for tax purposes	$30,383,260
Gross tax unrealized appreciation	$4,294,262
Gross tax unrealized depreciation	(501,561)
Net tax unrealized appreciation on investments	$3,792,701

5.	Investment Advisory Fee, Service and Distribution Fees and Transactions with Affiliates

An advisory fee of $126,493 before fee waivers was paid or payable to Value Line, Inc. (the “Adviser”) for the six months ended October 31, 2007. This was computed at an annual rate of 3/4 of 1% of average daily net assets during the period and paid monthly. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund’s Board of Directors, to act as officers and employees of the Fund and pays their salaries and wages. Direct expenses of the Fund are charged to the Fund while common expenses of the Value Line Funds are allocated proportionately based upon the funds’ respective net assets. The Fund bears all other costs and expenses. Effective March 7, 2006, the Adviser voluntarily waived 0.125% of the advisory fee. Effective September 1, 2007, the Adviser contractually agreed to continue to waive 0.125% of the Fund’s advisory fee for a one year period. The fee waiver amounted to $21,082. The Adviser has no right to recoup previously waived amounts.

The Fund has a Service and Distribution Plan (the Plan), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, in advertising, marketing and distributing the Fund’s shares and for servicing the Fund’s shareholders at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended October 31, 2007, fees amounting to $42,164 before fee waivers were accrued under this plan. Effective March 7, 2006, the Distributor voluntarily waived 0.15% of the fee. Effective September 1, 2007, the Distributor contractually agreed to continue to waive 0.15% of the distribution plan fee for a one year period. The fee waiver amounted to $25,299. The Distributor has no right to recoup previously waived amounts.

Value Line Convertible Fund, Inc.

Notes to Financial Statements (unaudited)                           October 31, 2007

For the six months ended October 31, 2007, the Fund’s expenses were reduced by $3,210 under a custody credit arrangement with the custodian.

Certain officers and directors of the Adviser and/or affiliated companies are also officers and directors of the Fund. At October 31, 2007, the Adviser and/or affiliated companies owned 206 shares of the Fund representing less than 1% of the outstanding shares. In addition, certain officers and directors of the Fund as a group owned 381 shares, representing less than 1% of the outstanding shares.

Value Line Convertible Fund, Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

			Years Ended April 30,
	Six Months Ended October 31, 2007 (unaudited)		2007	2006	2005	2004	2003
Net asset value, beginning of period	$13.61		$12.78	$11.06	$11.31	$10.28	$10.97
Income (loss) from investment operations:
Net investment income	0.12		0.27	0.23	0.19	0.28	0.27
Net gains or losses on securities (both realized and unrealized)	0.83		0.87	1.65	(0.19)	1.05	(0.68)
Total from investment operations	0.95		1.14	1.88	—	1.33	(0.41)
Less distributions:
Dividends from net investment income	(0.13)		(0.31)	(0.16)	(0.25)	(0.30)	(0.28)
Net asset value, end of period	$14.43		$13.61	$12.78	$11.06	$11.31	$10.28
Total return	7.04	%(3)	9.12%	17.06%	(0.05%)	13.03%	(3.62%)
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$34,095		$33,661	$36,526	$38,665	$43,502	$44,075
Ratio of expenses to average net assets(1)	1.43	%(4)	1.45%	1.39%	1.53%	1.51%	1.47%
Ratio of expenses to average net assets(2)	1.14	%(4)	1.16%	1.34%	1.52%	1.50%	1.47%
Ratio of net investment income to average net assets	1.65	%(4)	2.10%	1.85%	1.68%	2.49%	2.66%
Portfolio turnover rate	58	%(3)	123%	82%	122%	130%	128%

(1)	Ratio reflects expenses grossed up for custody credit arrangement and grossed up for the voluntary waivers of a portion of the advisory fee by the Adviser and a portion of the service and distribution fee by the Distributor. The ratio of expenses to average net assets net of custody credits, but exclusive of the fee waivers, would have been 1.41% (annualized), 1.43%, 1.38%, 1.52%, 1.50% as of October 31, 2007, April 30, 2007, April 30, 2006, April 30, 2005, April 30, 2004, respectively and unchanged for the year ended April 30, 2003.
(2)	Ratio reflects expenses net of the waiver of a portion of the advisory fee by the Adviser and a portion of the service and distribution plan fees by the Distributor and net of the custody credit arrangement.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

Value Line Convertible Fund, Inc.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies during the most recent 12-month period ended June 30 is available through the Fund’s website at http://www.vlfunds.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.

Value Line Convertible Fund, Inc.

Management of the Fund

MANAGEMENT INFORMATION

The business and affairs of the Fund are managed by the Fund’s officers under the direction of the Board of Directors. The following table sets forth information on each Director and Officer of the Fund. Each Director serves as a director or trustee of each of the 14 Value Line Funds. Each Director serves until his or her successor is elected and qualified.

Name, Address, and Age	Position	Length of Time Served	Principal Occupation During the Past 5 Years	Other Directorships Held by Director
Interested Director*
Jean Bernhard Buttner Age 72	Chairman of the Board of Directors and President	Since 1985
Chairman, President and Chief Executive Officer of Value Line, Inc. (the “Adviser”) and Value Line Publishing, Inc. Chairman and President of each of the 14 Value Line Funds and Value Line Securities, Inc. (the “Distributor”).
Value Line, Inc.
Non-Interested Directors
John W. Chandler 116 North Hemlock Lane Williamstown, MA 01267 Age 84	Director	Since 1991	Consultant, Academic Search Consultation Service, Inc. (1992–2004); Trustee Emeritus and Chairman (1993–1994) of the Board of Trustees of Duke University; President Emeritus, Williams College.	None
Frances T. Newton 4921 Buckingham Drive Charlotte, NC 28209 Age 66	Director	Since 2000	Retired. Customer Support Analyst, Duke Power Company, until April 2007.	None
Francis C. Oakley 54 Scott Hill Road Williamstown, MA 01267 Age 76	Director	Since 2000
Professor of History, Williams College, (1961 to 2002). Professor Emeritus since 2002. President Emeritus since 1994 and President, (1985–1994); Chairman (1993–1997) and Interim President (2002–2003) of the American Council of Learned Societies. Trustee since 1997 and Chairman of the Board since 2005, National Humanities Center.
None
David H. Porter 5 Birch Run Drive Saratoga Springs, NY 12866 Age 71	Director	Since 1997	Visiting Professor of Classics, Williams College, since 1999; President Emeritus, Skidmore College since 1999 and President, (1987–1998).	None

Value Line Convertible Fund, Inc.

Management of the Fund

Name, Address, and Age	Position	Length of Time Served	Principal Occupation During the Past 5 Years	Other Directorships Held by Director
Paul Craig Roberts 169 Pompano St. Panama City Beach, FL 32413 Age 68	Director	Since 1985	Chairman, Institute for Political Economy.	None
Nancy-Beth Sheerr 1409 Beaumont Drive Gladwyne, PA 19035 Age 58	Director	Since 1996	Senior Financial Advisor, Veritable L.P. (Investment Adviser) since 2004; Senior Financial Advisor, Hawthorn, (2001–2004).	None
Officers
David T. Henigson Age 50	Vice President, Secretary and Chief Compliance Officer	Since 1994
Director, Vice President and Compliance Officer of the Adviser. Director and Vice President of the Distributor. Vice President, Secretary and Chief Compliance Officer of each of the 14 Value Line Funds.

Stephen R. Anastasio Age 48	Treasurer	Since 2005	Controller of the Adviser until 2003; Chief Financial Officer of the Adviser (2003–2005); Treasurer of the Adviser since 2005; Treasurer of each of the 14 Value Line Funds.
Howard A. Brecher Age 53	Assistant Treasurer Assistant Secretary	Since 2005	Director, Vice President and Secretary of the Adviser. Director and Vice President of the Distributor.

*	Mrs. Buttner is an “interested person” as defined in the Investment Company Act of 1940 by virtue of her positions with the Adviser and her indirect ownership of a controlling interest in the Adviser.

Unless otherwise indicated, the address for each of the above is 220 East 42nd Street, New York, NY 10017.

The Fund’s Statement of Additional Information (SAI) includes additional information about the Fund’s directors and is available, without charge, upon request by calling 1-800-243-2729.

Value Line Convertible Fund, Inc.

    [This page is intentionally left blank.]

Value Line Convertible Fund, Inc.

The Value Line Family of Funds

1950 — The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 — Value Line Income and Growth Fund’s primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 — Value Line Premier Growth Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 — Value Line Larger Companies Fund’s sole investment objective is to realize capital growth.

1979 — The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 — Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 — Value Line Centurion Fund* seeks long-term growth of capital.

1984 — The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 — Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 — Value Line Aggressive Income Trust seeks to maximize current income.

1987 — Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 — Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 — Value Line Emerging Opportunities Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 — Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

*	Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-243-2729, 9am–5pm CST, Monday–Friday, or visit us at www.vlfunds.com. Read the prospectus carefully before you invest or send money.

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 9. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)

The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 10. Exhibits.

(a)	Not applicable.

(b)	(1) Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

(2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant tot he requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Value Line Convertible Fund, Inc.

By	/s/ Jean B. Buttner
Jean B. Buttner, President

Date:	January 4, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jean B. Buttner
Jean B. Buttner, President, Principal Executive Officer

By:	/s/ Stephen R. Anastasio
Stephen R. Anastasio, Treasurer, Principal Financial Officer

Date:      January 4, 2008